Calvert
Global Energy Solutions Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Austria — 0.8%
Verbund AG	18,115	$ 1,453,288
		$ 1,453,288
Belgium — 0.6%
Umicore S.A.(1)	39,913	$ 1,115,937
		$ 1,115,937
Brazil — 0.6%
Sao Martinho S.A.	158,452	$ 1,130,098
		$ 1,130,098
Canada — 4.4%
Algonquin Power & Utilities Corp.(1)	164,270	$1,357,808
Boralex, Inc., Class A	45,552	1,240,280
Brookfield Renewable Partners L.P.	47,190	1,391,633
Canadian Solar, Inc.(1)(2)	23,528	910,298
Innergex Renewable Energy, Inc.(1)	112,047	1,043,714
Northland Power, Inc.	62,721	1,308,157
TransAlta Renewables, Inc.(1)	116,950	1,004,636
		$8,256,526
Chile — 0.7%
Sociedad Quimica y Minera de Chile S.A. ADR	18,450	$1,339,839
		$1,339,839
China — 6.4%
BYD Co., Ltd., Class H	39,500	$1,266,553
China Datang Corp. Renewable Power Co., Ltd., Class H	2,942,000	985,846
China Everbright Environment Group, Ltd.	2,905,037	1,148,253
Flat Glass Group Co., Ltd., Class H	324,000	1,110,915
NIO, Inc. ADR(2)	145,632	1,411,174
Xinyi Energy Holdings, Ltd.	3,486,000	1,141,940
Xinyi Solar Holdings, Ltd.	1,108,000	1,286,384
XPENG, Inc. ADR(2)	125,804	1,688,290
Yadea Group Holdings, Ltd.(3)	456,000	1,040,214
Zhuzhou CRRC Times Electric Co., Ltd.	210,000	784,413
		$11,863,982
Denmark — 2.7%
Novozymes A/S, Class B	22,114	$1,031,818
Orsted A/S(3)	17,711	1,679,043
ROCKWOOL International A/S, Class B	3,959	1,023,825
Vestas Wind Systems A/S(2)	46,917	1,247,398
		$4,982,084
Security	Shares	Value
Finland — 0.5%
Neste Oyj	25,123	$ 967,317
		$ 967,317
France — 5.6%
Alstom S.A.	35,098	$ 1,047,702
Cie de Saint-Gobain	21,589	1,314,476
Danone S.A.	16,057	984,028
Dassault Systemes SE	21,615	957,781
Engie S.A.	63,282	1,053,830
Legrand S.A.	12,387	1,228,838
Neoen S.A.(3)	40,801	1,293,419
Nexans S.A.	12,342	1,070,304
Schneider Electric SE	7,779	1,413,263
		$10,363,641
Germany — 8.2%
Bayerische Motoren Werke AG	8,719	$1,072,498
Daimler Truck Holding AG	31,910	1,150,104
Deutsche Post AG	21,132	1,032,557
Encavis AG(2)	75,590	1,241,645
Evonik Industries AG	47,996	914,553
Infineon Technologies AG	34,138	1,405,879
Mercedes-Benz Group AG	12,736	1,025,137
Nordex SE(2)	78,050	949,209
SGL Carbon SE(1)(2)	104,974	967,744
Siemens AG	8,335	1,389,452
Siemens Energy AG(2)	47,815	845,456
SMA Solar Technology AG(2)	8,993	1,099,987
VERBIO Vereinigte BioEnergie AG	29,415	1,184,184
Vitesco Technologies Group AG(2)	12,605	1,039,539
		$15,317,944
Greece — 0.6%
Terna Energy S.A.	51,627	$1,137,414
		$1,137,414
India — 0.6%
Siemens, Ltd.	22,094	$1,017,912
		$1,017,912
Ireland — 1.2%
CRH PLC	20,138	$1,113,918
Kingspan Group PLC	16,110	1,072,343
		$2,186,261
Italy — 2.8%
Enel SpA	151,692	$1,022,772
ERG SpA(1)	42,137	1,242,731

Calvert
Global Energy Solutions Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Prysmian SpA	25,630	$ 1,071,941
Snam SpA(1)	181,720	949,732
Terna - Rete Elettrica Nazionale	113,458	967,702
		$ 5,254,878
Japan — 4.7%
Azbil Corp.(1)	29,900	$ 946,334
Daikin Industries, Ltd.	6,600	1,352,375
Fuji Electric Co., Ltd.	26,600	1,171,066
GS Yuasa Corp.	54,800	1,075,085
Mitsubishi Electric Corp.	102,300	1,446,199
Nidec Corp.	19,100	1,052,513
West Holdings Corp.	47,100	820,758
Yokogawa Electric Corp.	51,100	945,918
		$8,810,248
Netherlands — 1.0%
Alfen Beheer NV(1)(2)(3)	13,232	$889,709
Signify NV(3)	36,667	1,027,920
		$1,917,629
New Zealand — 2.2%
Infratil, Ltd.(1)	222,008	$1,385,267
Mercury NZ, Ltd.(1)	319,231	1,275,944
Meridian Energy, Ltd.(1)	414,551	1,427,541
		$4,088,752
Norway — 1.1%
Norsk Hydro ASA	157,368	$938,112
Scatec ASA(3)	156,735	1,025,993
		$1,964,105
Singapore — 0.5%
City Developments, Ltd.	190,100	$948,215
		$948,215
South Korea — 2.9%
Doosan Fuel Cell Co., Ltd.(2)	38,234	$838,549
LG Chem, Ltd.	2,540	1,293,017
LG Display Co., Ltd.(2)	85,342	1,025,698
LG Energy Solution, Ltd.(2)	2,745	1,157,270
SK IE Technology Co., Ltd.(2)(3)	14,128	1,046,686
		$5,361,220
Spain — 5.0%
Acciona S.A.	8,165	$1,386,336
Atlantica Sustainable Infrastructure PLC	48,109	1,127,675
Corp ACCIONA Energias Renovables S.A.(1)	35,786	1,197,224
Security	Shares	Value
Spain (continued)
EDP Renovaveis S.A.(1)	69,735	$ 1,393,549
Ence Energia y Celulosa S.A.(1)	308,121	972,637
Iberdrola S.A.	77,948	1,017,908
Redeia Corp. S.A.	56,081	943,116
Solaria Energia y Medio Ambiente S.A.(2)	82,293	1,264,832
		$ 9,303,277
Sweden — 2.6%
AddTech AB, Class B	48,052	$ 1,047,939
Castellum AB	101,481	971,431
Fabege AB	133,212	959,704
Munters Group AB(3)	70,665	802,435
Nibe Industrier AB, Class B	117,321	1,115,530
		$4,897,039
Switzerland — 1.7%
ABB, Ltd.	35,428	$1,393,767
Accelleron Industries AG	36,460	875,963
Landis+Gyr Group AG(2)	9,900	851,461
		$3,121,191
Taiwan — 3.9%
Advanced Energy Solution Holding Co., Ltd.	36,000	$946,704
Chroma ATE, Inc.	125,000	1,008,779
Delta Electronics, Inc.	125,000	1,385,291
Everlight Electronics Co., Ltd.	485,000	806,928
Simplo Technology Co., Ltd.	95,000	1,004,788
Sino-American Silicon Products, Inc.	201,000	1,048,271
Voltronic Power Technology Corp.	17,000	1,075,113
		$7,275,874
Thailand — 0.6%
Energy Absolute PCL NVDR	685,300	$1,103,567
		$1,103,567
United Kingdom — 3.2%
Croda International PLC	12,516	$894,699
Johnson Matthey PLC	49,485	1,098,552
Linde PLC	2,679	1,020,913
National Grid PLC	91,909	1,218,563
Smart Metering Systems PLC	92,477	809,673
United Utilities Group PLC	75,492	923,077
		$5,965,477
United States — 34.2%
AAON, Inc.	11,024	$1,045,185
Acuity Brands, Inc.	6,500	1,060,020
AECOM	12,138	1,027,967

Calvert
Global Energy Solutions Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
AES Corp. (The)	47,991	$ 994,853
Alaska Air Group, Inc.(2)	21,112	1,122,736
Alphabet, Inc., Class A(2)	7,710	922,887
Ameresco, Inc., Class A(2)	19,380	942,449
Applied Materials, Inc.	7,107	1,027,246
Aptiv PLC(2)	13,409	1,368,925
Array Technologies, Inc.(2)	57,374	1,296,652
Autodesk, Inc.(2)	4,751	972,102
Bloom Energy Corp., Class A(1)(2)	72,975	1,193,141
BorgWarner, Inc.	26,759	1,308,783
Brookfield Renewable Corp., Class A	39,749	1,252,889
ChargePoint Holdings, Inc.(1)(2)	103,860	912,929
Clearway Energy, Inc., Class C	44,864	1,281,316
Cummins, Inc.	4,635	1,136,317
Eaton Corp. PLC	7,430	1,494,173
Emerson Electric Co.	16,137	1,458,623
EnerSys	10,913	1,184,279
Enphase Energy, Inc.(2)	7,418	1,242,367
Equinix, Inc.	1,271	996,388
FedEx Corp.	4,346	1,077,373
First Solar, Inc.(2)	6,273	1,192,435
General Mills, Inc.	11,256	863,335
Gibraltar Industries, Inc.(2)	16,267	1,023,520
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,261	1,006,525
Hubbell, Inc.	4,432	1,469,474
International Business Machines Corp.	7,367	985,778
Itron, Inc.(2)	13,694	987,337
Johnson Controls International PLC	20,838	1,419,901
Livent Corp.(2)	46,334	1,270,942
Microsoft Corp.	2,885	982,458
MYR Group, Inc.(2)	7,691	1,063,973
NextEra Energy Partners, L.P.(1)	22,804	1,337,227
NextEra Energy, Inc.	12,896	956,883
ON Semiconductor Corp.(2)	16,319	1,543,451
Ormat Technologies, Inc.	15,741	1,266,521
Owens Corning	10,103	1,318,442
Plug Power, Inc.(1)(2)	129,559	1,346,118
Power Integrations, Inc.	12,583	1,191,233
Quanta Services, Inc.	5,335	1,048,061
Rockwell Automation, Inc.	4,363	1,437,390
SolarEdge Technologies, Inc.(2)	4,360	1,173,058
Stanley Black & Decker, Inc.	12,636	1,184,120
SunPower Corp.(1)(2)	101,150	991,270
Sunrun, Inc.(2)	74,310	1,327,177
Tesla, Inc.(2)	7,581	1,984,478
Trane Technologies PLC	7,553	1,444,587
Universal Display Corp.	7,638	1,100,865
Security	Shares	Value
United States (continued)
Vicor Corp.(2)	16,526	$ 892,404
Waste Management, Inc.	5,851	1,014,680
Whirlpool Corp.	7,327	1,090,184
Wolfspeed, Inc.(1)(2)	23,212	1,290,355
		$ 63,523,782
Total Common Stocks (identified cost $189,507,417)		$184,667,497

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 194,328
Total High Social Impact Investments (identified cost $200,000)		$ 194,328

Short-Term Investments — 6.9%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	559,680	$ 559,680
Total Affiliated Fund (identified cost $559,680)		$ 559,680

Securities Lending Collateral — 6.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	12,204,648	$ 12,204,648
Total Securities Lending Collateral (identified cost $12,204,648)		$ 12,204,648
Total Short-Term Investments (identified cost $12,764,328)		$ 12,764,328

Total Investments — 106.3% (identified cost $202,471,745)	$197,626,153
Other Assets, Less Liabilities — (6.3)%	$(11,680,387)
Net Assets — 100.0%	$185,945,766

Calvert
Global Energy Solutions Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $18,490,817 and the total market value of the collateral received by the Fund was $19,410,340, comprised of cash of $12,204,648 and U.S. government and/or agencies securities of $7,205,692.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $8,805,419 or 4.7% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $194,328, which represents 0.1% of the net assets of the Fund as of June 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	37.5%
Utilities	24.8
Information Technology	15.8
Consumer Discretionary	7.7
Materials	7.6
Real Estate	2.1
Consumer Staples	1.6
Energy	1.2
Financials	0.5
Communication Services	0.5
High Social Impact Investments	0.1
Total	99.4%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $754,008, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$185,752	$ —	$ —	$ —	$8,576	$194,328	$ 2,250	$200,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	465,140	30,032,819	(29,938,279)	—	—	559,680	9,871	559,680
Total				$ —	$8,576	$754,008	$12,121

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Energy Solutions Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,453,288	$ —	$1,453,288
Belgium	—	1,115,937	—	1,115,937
Brazil	1,130,098	—	—	1,130,098
Canada	8,256,526	—	—	8,256,526
Chile	1,339,839	—	—	1,339,839
China	3,099,464	8,764,518	—	11,863,982
Denmark	—	4,982,084	—	4,982,084
Finland	—	967,317	—	967,317
France	—	10,363,641	—	10,363,641
Germany	—	15,317,944	—	15,317,944
Greece	—	1,137,414	—	1,137,414
India	—	1,017,912	—	1,017,912
Ireland	—	2,186,261	—	2,186,261
Italy	—	5,254,878	—	5,254,878
Japan	—	8,810,248	—	8,810,248
Netherlands	—	1,917,629	—	1,917,629
New Zealand	—	4,088,752	—	4,088,752
Norway	—	1,964,105	—	1,964,105
Singapore	—	948,215	—	948,215
South Korea	—	5,361,220	—	5,361,220
Spain	1,127,675	8,175,602	—	9,303,277
Sweden	—	4,897,039	—	4,897,039
Switzerland	—	3,121,191	—	3,121,191
Taiwan	—	7,275,874	—	7,275,874
Thailand	—	1,103,567	—	1,103,567
United Kingdom	1,020,913	4,944,564	—	5,965,477
United States	63,523,782	—	—	63,523,782
Total Common Stocks	$79,498,297	$105,169,200(1)	$ —	$184,667,497
High Social Impact Investments	$ —	$194,328	$ —	$194,328
Short-Term Investments:
Affiliated Fund	559,680	—	—	559,680

Calvert
Global Energy Solutions Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$12,204,648	$ —	$ —	$12,204,648
Total Investments	$92,262,625	$105,363,528	$ —	$197,626,153

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.